Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship actually paid to our Principal Executive Officer (PEO), Mr. Mangiaracina, and other Named Executive Officers (non-PEO NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for non-PEO NEOs(1)(2)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Total Shareholder Return(3)	Net Income(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$1,510,675	$1,228,364	$604,423	$576,628	$5.59	$(39,432,000)
2021	$1,842,778	$1,228,479	$715,724	$671,861	$36.51	$(3,878,000)

(1)
The amounts shown in the tables below were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

(2)
The non-PEO Named Executive Officers reflected in columns (d) and (e) include the following individuals: Tiffany M. Entsminger (2021 – 2022); and Justin R. Moisio (2021 – 2022).

(3)
Represents the value of a $100 investment made on December 31, 2020 at the end of each fiscal year.

(4)
As reported in the Company’s 10-K report for the respective fiscal year.

PEO SCT Total to CAP Reconciliation
Year	2021	2022
SCT Total	$1,842,778	$1,510,675
- Total fair value of all equity awards granted in fiscal year(1)(2)	$(332,803)	$(0)
+ Fair value at fiscal year-end of equity awards granted in fiscal year(2)	$112,283	$0
+ Year-over-year change in fair value of unvested equity awards	$(434,435)	$(245,235)
+ Difference between fair value on vesting date and fair value at prior fiscal year-end	$40,656	$(37,075)
Total Compensation Actually Paid	$1,228,479	$1,228,364

(1)
Represents fair value of “full value” awards and stock options as reported in the SCT.

(2)
No equity awards were granted in 2022.

Non-PEO NEO Average SCT Total to Average CAP Reconciliation
Year	2021	2022
Average SCT Total	$715,724	$604,423
- Total fair value of all equity awards granted in fiscal year(1)(2)	$(63,249)	$(0)
+ Fair value at fiscal year-end of equity awards granted in fiscal year(2)	$19,984	$0
+ Year-over-year change in fair value of unvested equity awards	$(4,221)	$(24,805)
+ Difference between fair value on vesting date and fair value at prior fiscal year-end	$3,623	$(2,989)
Average Total Compensation Actually Paid	$671,861	$576,628

(1)
Represents fair value of “full value” awards and stock options as reported in the SCT.

(2)
No equity awards were granted in 2022.

PEO Total Compensation Amount	$ 1,510,675	$ 1,842,778
PEO Actually Paid Compensation Amount	$ 1,228,364	1,228,479
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The amounts shown in the tables below were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
PEO SCT Total to CAP Reconciliation
Year	2021	2022
SCT Total	$1,842,778	$1,510,675
- Total fair value of all equity awards granted in fiscal year(1)(2)	$(332,803)	$(0)
+ Fair value at fiscal year-end of equity awards granted in fiscal year(2)	$112,283	$0
+ Year-over-year change in fair value of unvested equity awards	$(434,435)	$(245,235)
+ Difference between fair value on vesting date and fair value at prior fiscal year-end	$40,656	$(37,075)
Total Compensation Actually Paid	$1,228,479	$1,228,364

(1)
Represents fair value of “full value” awards and stock options as reported in the SCT.

(2)
No equity awards were granted in 2022.

Non-PEO NEO Average Total Compensation Amount	$ 604,423	715,724
Non-PEO NEO Average Compensation Actually Paid Amount	$ 576,628	671,861
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The non-PEO Named Executive Officers reflected in columns (d) and (e) include the following individuals: Tiffany M. Entsminger (2021 – 2022); and Justin R. Moisio (2021 – 2022).
Non-PEO NEO Average SCT Total to Average CAP Reconciliation
Year	2021	2022
Average SCT Total	$715,724	$604,423
- Total fair value of all equity awards granted in fiscal year(1)(2)	$(63,249)	$(0)
+ Fair value at fiscal year-end of equity awards granted in fiscal year(2)	$19,984	$0
+ Year-over-year change in fair value of unvested equity awards	$(4,221)	$(24,805)
+ Difference between fair value on vesting date and fair value at prior fiscal year-end	$3,623	$(2,989)
Average Total Compensation Actually Paid	$671,861	$576,628

(1)
Represents fair value of “full value” awards and stock options as reported in the SCT.

(2)
No equity awards were granted in 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CHART OF CAP VERSUS 3-YEAR TSR
The chart below illustrates the relationship between the PEO and other NEOs’ CAP amounts and the cumulative total shareholder return on the Company’s common stock. The TSR trend line represents value of a $100 investment made on December 31, 2020.

Compensation Actually Paid vs. Net Income [Text Block]	CHART OF CAP VERSUS NET INCOME The chart below illustrates the relationship between the PEO and other NEOs’ CAP amounts and the Company’s Net Income during the period 2021 – 2022.
Total Shareholder Return Amount	$ 5.59	36.51
Net Income (Loss)	$ (39,432,000)	(3,878,000)
PEO Name	Mr. Mangiaracina
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(332,803)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	112,283
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(245,235)	(434,435)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,075)	40,656
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(63,249)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	19,984
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,805)	(4,221)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,989)	$ 3,623